Schedule of intangible assets (Details) - Capitalized Software Development [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost, Begining balance	$ 7,044,658	$ 5,238,748
Cost, Additions	3,367,579	1,497,211
Cost, Foreign exchange impact	(180,413)	308,699
Cost, Ending balance	10,231,825	7,044,658
Accumulated Amortization, Begining balance	2,420,479	1,133,487
Accumulated Amortization, Additions	1,717,575	1,199,713
Accumulated Amortization, Foreign exchange impact	(74,763)	87,279
Accumulated Amortization, Ending balance	4,063,290	2,420,479
Net Book Value	$ 6,168,534	$ 4,624,179